Information: Condensed Financial Statements of the Company (Details) - Schedule of Condensed Statement of Cash Flows - Parent Company [Member]	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Condensed Statement of Cash Flows [Abstract]
Cash flows used in operating activities	¥ (42,725,890)	$ (6,017,816)	¥ (1,900,037)	¥ (2,290,367)
Cash flows used in investing activities
Cash flows provided by financing activities	41,856,435	5,895,356
Effect of exchange rate changes on cash	2,947,203	415,104	17,940,145	(3,088,575)
Net changes in cash	2,077,748	292,644	16,040,108	(5,378,942)
Cash at the beginning of year	210,769,439	29,686,255	194,729,331	200,108,273
Cash and cash equivalents of continuing operations at the end of year	¥ 212,847,187	$ 29,978,899	¥ 210,769,439	¥ 194,729,331